First Trust S&P 500 Diversified Dividend Aristocrats ETF Shareholder Fees	Mar. 31, 2026
First Trust S&P 500 Diversified Dividend Aristocrats ETF | First Trust S&P 500 Diversified Dividend Aristocrats ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%